Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

September 26, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Manning & Napier Fund, Inc. (the “Fund”)
Post-Effective Amendment No. 205 under the Securities Act of 1933 and Amendment No. 206 under Investment Company Act of 1940
File Nos. 2-92633 and 811-04087

To the Commission:

On behalf of the Fund, we are transmitting electronically for filing pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s Post-Effective Amendment No. 205 to its Registration Statement on Form N-1A (Amendment No. 206 under the 1940 Act) (the “Amendment”).

The Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act to make the following material changes to the Fund’s Registration Statement (the “Material Changes”):

1)

Disclose changes to the characteristics of the Class S shares of the Core Bond Series, Disciplined Value Series, Equity Income Series, High Yield Bond Series, Income Series, International Series, Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Maximum Term Series, Real Estate Series, and Unconstrained Bond Series, including the replacement of a shareholder services plan with a distribution and shareholder services plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“12b-1 Plan”).[1]

2)

Establish Class W shares of the Core Bond Series, Disciplined Value Series, Diversified Tax Exempt Series, Equity Series, Equity Income Series, High Yield Bond Series, International Series, New York Tax Exempt Series, Overseas Series, Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Maximum Term Series, Rainier International Discovery Series, Real Estate Series, and Unconstrained Bond Series.

[1]

The 12b-1 Plan was approved by shareholders at a special meeting of shareholders held on May 25, 2018. The Class S shares disclosure is substantially the same as the Class S shares disclosure in the post-effective amendment to the Fund’s registration statement with respect to the Overseas Series identified in Exhibit A.

3)

Establish Class Z shares of the Core Bond Series, Disciplined Value Series, Equity Income Series, High Yield Bond Series, Income Series, International Series, Pro-Blend Conservative Term Series, Pro-Blend Moderate Term Series, Pro-Blend Extended Term Series, Pro-Blend Maximum Term Series, Real Estate Series, and Unconstrained Bond Series.[2]

In accordance with Investment Company Act Release No. 13768 (Feb. 15, 1984), the Fund hereby requests selective review of only those portions of the Amendment relating to the Material Changes.

Each Series’ principal investment strategies and principal risks disclosure is substantially the same as that included in the post-effective amendment to the Fund’s registration statement with respect to the Series most recently reviewed by the SEC staff, as identified in Exhibit A, except with respect to changes made in response to SEC staff comments on the post-effective amendments. In addition, substantially all of the disclosures in the Amendment that differ from those in the post-effective amendments identified in Exhibit A, and that are not related to the Material Changes, have been reviewed by the SEC staff in connection with other post-effective amendment filings made by the Fund.

If you have any questions or comments concerning this filing, please contact the undersigned at (585) 325-6880.

Very truly yours,

/s/ Amy J. Williams

Amy J. Williams

Director of Fund Documentation

Enclosures

[2]	The SEC staff granted the Fund’s template filing relief request with respect to the establishment of Class Z shares of the Series on June 6, 2018.

EXHIBIT A

Core Bond Series	The Staff most recently reviewed a post-effective amendment to the Fund’s registration statement on Form N-1A filed pursuant to Rule 485(a) under the Securities Act with respect to the Series on May 29, 2015 (SEC Accession No. 0001193125-15-205708).

Disciplined Value Series	The Staff most recently reviewed a post-effective amendment to the Fund’s registration statement on Form N-1A filed pursuant to Rule 485(a) under the Securities Act with respect to the Series on December 16, 2011 (SEC Accession No. 0001193125-11-343574).

Diversified Tax Exempt Series	The Staff most recently reviewed a post-effective amendment to the Fund’s registration statement on Form N-1A filed pursuant to Rule 485(a) under the Securities Act with respect to the Series on February 26, 2010 (SEC Accession No. 0001193125-10-043153).
New York Tax Exempt Series

Equity Series	The Staff most recently reviewed a post-effective amendment to the Fund’s registration statement on Form N-1A filed pursuant to Rule 485(a) under the Securities Act with respect to the Series on December 30, 2009 (SEC Accession No. 0001193125-09-261971).

Equity Income Series	The Staff most recently reviewed a post-effective amendment to the Fund’s registration statement on Form N-1A filed pursuant to Rule 485(a) under the Securities Act with respect to the Series on August 19, 2014 (SEC Accession No. 0001193125-14-314407).
Real Estate Series

High Yield Bond Series	The Staff most recently reviewed a post-effective amendment to the Fund’s registration statement on Form N-1A filed pursuant to Rule 485(a) under the Securities Act with respect to the Series on May 21, 2012 (SEC Accession No. 0001193125-12-240860).

Income Series	The Staff most recently reviewed a post-effective amendment to the Fund’s registration statement on Form N-1A filed pursuant to Rule 485(a) under the Securities Act with respect to the Series on February 25, 2015 (SEC Accession No. 0001193125-15-061726).

Unconstrained Bond Series

International Series	The Staff most recently reviewed a post-effective amendment to the Fund’s registration statement on Form N-1A filed pursuant to Rule 485(a) under the Securities Act with respect to the Series on November 1, 2011 (SEC Accession No. 0001193125-11-289850).

Overseas Series	The Staff most recently reviewed a post-effective amendment to the Fund’s registration statement on Form N-1A filed pursuant to Rule 485(a) under the Securities Act with respect to the Series on December 7, 2017 (SEC Accession No. 0001193125-17-363530).

Pro-Blend Conservative Term Series Pro-Blend Moderate Term Series Pro-Blend Extended Term Series Pro-Blend Maximum Term Series	The Staff most recently reviewed a post-effective amendment to the Fund’s registration statement on Form N-1A filed pursuant to Rule 485(a) under the Securities Act with respect to the Series on May 15, 2014 (SEC Accession No. 0001193125-14-200366).

Rainier International Discovery Series	The Staff most recently reviewed a post-effective amendment to the Fund’s registration statement on Form N-1A filed pursuant to Rule 485(a) under the Securities Act with respect to the Series on April 18, 2017 (SEC Accession No. 0001193125-17-127042).